UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form 13F

                            FORM 13F COVER PAGE



         Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment[  ];            Amendment Number: ______
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Broad Run Investment Management, LLC
Address:       1530 Wilson Blvd, Suite 1020
               Arlington, VA 22209


Form 13F File Number: 28-02815134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          David S. Rainey
Title:         Managing Member
Phone:         (703) 260-1228


Signature, Place, and Date of Signing:


   /s/ David S. Rainey      Arlington, VA      May 14, 2013
-----------------------  -------------------  --------------------
       [Signature]	   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                      FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                23

Form 13F Information Table Value Total:          $844,347
                                               --------------
                                                (thousands)


List of Other Included Managers:  NONE


                                               FORM 13F INFORMATION TABLE

                                                   March 31, 2013



                              TITLE                VALUE    SHRS OR  SH/  PUT/   INVSTMT     OTHER         VOTING AUTHORITY
NAME OF ISSUER               OF CLASS   CUSIP     (000S)    PRN MAT  PRN  CALL   DSCRETN     MANGR        SOLE    SHARED  NONE
-------------------------    -------  ----------  ------    -------- --  -----      -------  -----       -------  -----   ---
AMERICAN TOWER CORP NEW         COM    03027X100   79596    1034798	  SH          SOLE              1034798     0     0
AMERICAN WOODMARK CORP          COM    030506109   23163     680684	  SH          SOLE               680684     0     0
AON PLC                         CLA    G0408V102   46468     755583	  SH          SOLE               755583     0     0
BALLY TECHNOLOGIES INC          COM    05874B107   60799    1169901	  SH          SOLE              1169901     0     0
CARMAX INC                      COM    143130102   76790    1841509	  SH          SOLE              1841509     0     0
DIAMOND HILL INV GROUP NEW      COM    25264R207    6536      84007	  SH          SOLE                84007     0     0
DICKS SPORTING GOODS INC        COM    253393102    4972     105129	  SH          SOLE               105129     0     0
ENCORE CAP GROUP INC            COM    292554102   21018     698285	  SH          SOLE               698285     0     0
GOOGLE INC                      CLA    38259P508   45700      57543	  SH          SOLE                57543     0     0
LAMAR ADVERTISING CO            CLA    512815101   30628     630485	  SH          SOLE               630485     0     0
MARKEL CORP                     COM    570535104   68850     136744	  SH          SOLE               136744     0     0
MARLIN BUSINESS SVCS CORP       COM    571157106   10555     455189	  SH          SOLE               455189     0     0
MICROS SYS INC                  COM    594901100   10930     240184	  SH          SOLE               240184     0     0
NEWS CORP                       CLA    65248E104   57585    1887425	  SH          SOLE              1887425     0     0
O REILLY AUTOMOTIVE INC NEW     COM    67103H107   74838     730563	  SH          SOLE               730563     0     0
PENN NATL GAMING INC            COM    707569109   75915    1394742	  SH          SOLE              1394742     0     0
PRICE T ROWE GROUP INC          COM    74144T108    9365     125096	  SH          SOLE               125096     0     0
ROADRUNNER TRNSN SVCS HLDS I    COM    76973Q105   20812     904892	  SH          SOLE               904892     0     0
SCHEIN HENRY INC                COM    806407102   16671     180137	  SH          SOLE               180137     0     0
SCHWAB CHARLES CORP NEW         COM    808513105   35708    2018566	  SH          SOLE              2018566     0     0
SIMPSON MANUFACTURING CO INC    COM    829073105   26038     850655	  SH          SOLE               850655     0     0
UTI WORLDWIDE INC               ORD    G87210103    7245     500387	  SH          SOLE               500387     0     0
WORLD FUEL SVCS CORP            COM    981475106   34151     859811   SH          SOLE               859811     0     0
